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                           U.S. SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                         FORM 24F-2

                              Annual Notice of Securities Sold
                                   Pursuant to Rule 24f-2

                   Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.   Name and address of issuer:    MFS Series Trust VIII
                                    500 Boylston Street
                                    Boston, MA  02116

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2.   Name of each series or class of funds for which this notice is filed:

                  SERIES                              CLASS(ES) OF SHARES
                  ------                              -------------------
         MFS Strategic Income Fund                    Class A, B, C & P
         MFS World Growth Fund                        Class A, B, C & P



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3.   Investment Company Act File Number:  811-5262


     Securities Act File Number:  33-37972
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4.   Last day of fiscal year for which this notice is filed:  October 31, 1996

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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                              /     /
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6.   Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

     Not Applicable
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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0


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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  0

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9.   Number and aggregate sale price of securities sold during the fiscal year:

25,562,567 shares were sold for an aggregate sale price of $410,249,323.
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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

25,562,567 shares were sold for an aggregate sale price of $410,249,323.
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11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

     As permitted by instruction B.7, DRIP shares are included in the securities reported in Item 9.
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12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold            $410,249,323
          during the fiscal year in reliance on              ______________
          rule 24f-2 (from Item 10):

     (ii) Aggregate price of shares issued in                + (included in (i))
          connection with dividend reinvestment              ______________
          plans (from Item 11, if applicable):

     (iii)Aggregate price of shares redeemed or              -336,351,528
          repurchased during the fiscal year                 ______________
          (if applicable):

     (iv) Aggregate price of shares redeemed or              +     0
          repurchased and previously applied as a            ______________
          reduction to filing fees pursuant to rule
          24e-2 (if applicable):

     (v)  Net aggregate price of securities sold and        $73,897,795
          issued during the fiscal year in                   ______________
          reliance  of rule 24f-2  [line (i),
          plus line (ii),  less line (iii),
          plus line (iv)] (if applicable):

     (vi) Multiplier prescribed by Section 6(b) of the       X     1/33 of 1%
          Securities Act of 1933 or other applicable law     ______________
          or regulation (see Instruction C.6):

     (vii)Fee due [line (i) or line (v) multiplied by        $22,393
          line (vi)]:                                        ==============

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3(a)).

                                                                         /  X  /
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: December 23, 1996
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                                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)* /s/ JAMES F. DESMARAIS, ASSISTANT SECRETARY,
                                PRO TEMPORE
                           ------------------------------------------------

              James F. DesMarais, Assistant Secretary, Pro Tempore
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Date:  December 26, 1996
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*Please print the name and title of the signing officer below the signature.
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                                                     December 23, 1996



MFS Series Trust VIII
500 Boylston Street
Boston, MA  02116

         Re:  Rule 24f-2 Notice

Gentlemen:

         I am a Senior Counsel of Massachusetts Financial Services Company, which serves as investment adviser to MFS Series Trust VIII (the "Trust"), and the Assistant Secretary, Pro Tempore of the Trust. I am admitted to practice law in The Commonwealth of Massachusetts. The Trust was created under a
written Declaration of  Trust  dated  July  31,  1987,   and  executed  and
delivered  in  Boston, Massachusetts,  as amended  and  restated
February 3, 1995, respectively (the "Declaration of Trust"). The beneficial interest thereunder is represented by transferable shares without par value. The Trustees have the powers set forth in the Declaration of Trust, subject to the terms, provisions and conditions therein provided.

         I am of the opinion that the legal requirements have been complied with in the creation of the Trust, and that said Declaration of Trust is legal and valid.

         Under Article III, Section 3.4 and Article VI, Section 6.4 of the Declaration of Trust, the Trustees are empowered, in their discretion, from time to time to issue shares of the Trust for such amount and type of consideration, at such time or times and on such terms as the Trustees may deem best. Under
Article VI, Section 6.1, it is provided that the number of shares of beneficial interest authorized to be issued under the Declaration of Trust is unlimited.

         By vote adopted on February 2, 1995, the Trustees of the Trust determined to sell to the public the authorized but unissued shares of beneficial interest of the Trust for cash at a price which will net the Trust (before taxes) not less than the net asset value thereof, as defined in the Trust's By-Laws, determined next after the sale is made or at some later time after such sale.
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         Pursuant to Rule 24f-2 under the  Investment  Company Act of 1940,  the
Trust has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933.

         The Trust is about to file a notice pursuant to Rule 24f-2 making definite the registration of 25,562,567 shares of beneficial interest of the Trust (the "Shares") sold, of which 1,999,248 shares were issued to shareholders in reinvestment of dividends, in reliance upon said Rule 24f-2 during the fiscal year ending October 31, 1996.

         I have examined a certificate of the Treasurer of the Trust to the effect that the Trust received the cash consideration for each of the Shares in accordance with the terms of the February 2, 1995 vote of the Trustees described above.

         I am of the opinion that all necessary Trust action precedent to the issue of all the authorized but unissued shares of beneficial interest of the Trust, including the Shares, has been duly taken, and that all the Shares were legally and validly issued, and are fully paid and non-assessable, except as described below. I express no opinion as to compliance with the Securities Act of 1933, the Investment Company Act of 1940, or applicable state "Blue Sky" or securities laws in connection with the sale of the Shares.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         I consent to your filing this opinion with the Securities and Exchange Commission together with the Rule 24f-2 Notice referred to above.

                                    Very truly yours,


                                    JAMES F. DESMARAIS
                                    James F. DesMarais

JFD/bjn

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                                          December 23, 1996



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


         Re:      Rule 24f-2 Notice for MFS Series Trust VIII
                  (File Nos.:  811-5262, 33-37972)

Ladies and Gentlemen:

         Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 are the following:

         1. One copy of the Trust's Rule 24f-2 Notice with respect to its fiscal year ended October 31, 1996.

         2.   One copy of an opinion of counsel as required by Rule
              24f-2(b)(1).

         3. In accordance with subsection (c) of Rule 24f-2, the registration fee of $22,393 has been remitted by wire transfer to the U.S. Treasury designated lockbox depository at the Mellon Bank in Pittsburgh, Pennsylvania (wire reference #1223013630)

         Please contact me collect at 617-954-5827 should you have any questions concerning this Notice.

                                          Very truly yours,


                                          MARK D. KAPLAN
                                          Mark D. Kaplan
                                          Regulatory Affairs Manager

Enclosures